Confidential material appearing in this document has been omitted and filed separately with the Securities and Exchange Commission in accordance with the Securities Exchange Act of 1934, as amended, and Rule 24B-2 promulgated thereunder. Omitted information has been replaced with asterisks.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      One East Capital Advisors, LP
           -----------------------------------------------------
Address:   1 East 57th St., 10th Floor
           New York, NY 10022
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Jenna Hwang Ceterko
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  212-230-4508
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jenna Hwang Ceterko                 New York, NY                   5/15/2008
-----------------------                 ------------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

Confidential material appearing in this document has been omitted and filed separately with the Securities and Exchange Commission in accordance with the Securities Exchange Act of 1934, as amended, and Rule 24B-2 promulgated thereunder. Omitted information has been replaced with asterisks.


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           17
                                         -----------
Form 13F Information Table Value Total:     $310,075
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- ---- ------ ----
AK STEEL HOLDING CORP CMN      COM              001547108    28224   537000 SH       SOLE    0        SOLE      0    0
ALTERNATIVE ASSET MANAGEMENT   COM              02149U200     2562   250000 SH       SOLE    0        SOLE      0    0
ACQUISITION CORP
BABCOCK & BROWN AIR LTD        COM              05614P101     3934   242120 SH       SOLE    0        SOLE      0    0
BEA SYSTEMS INC COMMON STOCK   COM              073325102    75231  3928500 SH       SOLE    0        SOLE      0    0
COMMERCIAL METALS CO CMN       COM              201723103    13247   442000 SH       SOLE    0        SOLE      0    0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     2750   500000 SH       SOLE    0        SOLE      0    0
COUNTRYWIDE FINANCIAL CORP FRN NOTE             222372AN4    11667 13000000 SH       SOLE    0        SOLE      0    0
04/15/2037 SER: A CONV
DYNEGY INC. CMN CLASS A        COM              26817G102    21706  2751051 SH       SOLE    0        SOLE      0    0
ENERGY XXI BERMUDA             COM              G10082108     1642   421125 SH       SOLE    0        SOLE      0    0
LIBERTY MEDIA HOLDING CORP     COM              53071M302     6110   388206 SH       SOLE    0        SOLE      0    0
CAPITAL CMN SERIES A
LIBERTY MEDIA HOLDING CORP     COM              53071M500    35156  1552824 SH       SOLE    0        SOLE      0    0
CAPITAL CMN SERIES A TRACKING
STOCK
MASTERCARD INCORPORATED CMN    COM              57636Q107    20515    92000 SH       SOLE    0        SOLE      0    0
CLASS A
ORION MARINE GROUP INC CMN     COM              68628V308       59     5000 SH       SOLE    0        SOLE      0    0
QUALCOMM INC                   COM              747525103    12300   300000 SH       SOLE    0        SOLE      0    0
RELIANT ENERGY INC             COM              75952B105     8277   350000 SH       SOLE    0        SOLE      0    0
RIO TINTO PLC SPONSORED ADR    COM              767204100     9472    23000 SH       SOLE    0        SOLE      0    0
YAHOO! INC CMN                 COM              984332106    57223  1978000 SH       SOLE    0        SOLE      0    0
***                            ***                    ***      ***      *** **       ***     ***      ***     ***  ***
***                            ***                    ***      ***      *** **       ***     ***      ***     ***  ***